OTHER (EXPENSE) INCOME, NET (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of Other Income and Expense [Abstract]
Schedule of Total Other Expense
The following table summarizes the total other (expense) income, net:

	Three months ended September 30,		Nine months ended September 30,
(Dollars in millions)	2026	2025	2026	2025
Foreign currency exchange loss, net*	$(2.0)	$(0.2)	$(10.3)	$(165.3)
Other income, net	0.2	0.5	1.4	3.0
Total other (expense) income, net	$(1.8)	$0.3	$(8.9)	$(162.3)

*Foreign currency exchange loss is primarily remeasurement losses.